Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Apr. 13, 2015 Lawsuits	Dec. 31, 2013	Mar. 31, 2015
Other Commitments [Line Items]
Total Group's contractual commitments to acquire property, plant and equipment		$ 474,826
The amount of remaining commitments under the construction contracts related to Elga project	378,922	378,922
Guaranteed obligation to third parties	2,105	2,105
Estimated environmental investments		23,654
Description of transfer pricing related to domestic transactions		For domestic transactions the transfer pricing rules apply only if the amount of all transaction with related party exceeds 2 billion Russian rubles in 2013 and 1 billion Russian rubles since 2014.
Accrual of tax claims other than income tax	11,367	11,367		16,755
Possible tax liabilities, unrecognised	35,726	35,726
Central Bank of Russia key rate	17.00%
VTB Bank [Member]
Other Commitments [Line Items]
VTB' s litigation claims	$ 101,912	$ 101,912
Subsequent Event [Member] | Mechel Service Global B.V. [Member]
Other Commitments [Line Items]
Percentage of shares seized from Mechel Service Global B.V. for litigation					100.00%
Subsequent Event [Member] | VTB Bank [Member]
Other Commitments [Line Items]
Number of lawsuits filed			2
Russia Entities [Member]
Other Commitments [Line Items]
Tax declarations inspections period		3 years